Investments in Associates - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Investments in associates	$ 40	$ 10